UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.J. Harrison & Partners Inc.
Address: 60 Bedford Road
         Toronto, Ontario,   M5R 2K2

13F File Number:  28-12625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sindy Jagger
Title:     Chief Compliance Officer
Phone:     416-867-8252

Signature, Place, and Date of Signing:

      /s/   Sindy Jagger     Toronto, Canada     February 09, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $73,453 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1030    17900 SH       SOLE                    17900        0        0
ALTRIA GROUP INC               COM              02209S103     2003   133000 SH       SOLE                   133000        0        0
APPLE INC                      COM              037833100      427     5000 SH       SOLE                     5000        0        0
BANK NOVA SCOTIA HALIFAX       COM              064149107      176     6425 SH       SOLE                     6425        0        0
BARRICK GOLD CORP              COM              067901108     2896    78900 SH       SOLE                    78900        0        0
BCE INC                        COM NEW          05534B760     5872   284619 SH       SOLE                   284619        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1255       13 SH       SOLE                       13        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      521      162 SH       SOLE                      162        0        0
CE FRANKLIN LTD                COM              125151100       72    29300 SH       SOLE                    29300        0        0
COPART INC                     COM              217204106      136     5000 SH       SOLE                     5000        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     8522   150200 SH       SOLE                   150200        0        0
ENBRIDGE INC                   COM              29250N105      106     3252 SH       SOLE                     3252        0        0
ENCANA CORP                    COM              292505104      266     5680 SH       SOLE                     5680        0        0
FRANKLIN RES INC               COM              354613101      191     3000 SH       SOLE                     3000        0        0
INTEL CORP                     COM              458140100     1032    70372 SH       SOLE                    70372        0        0
ISHARES TR                     BARCLYS US AGG B 464287226      321     3094 SH       SOLE                     3094        0        0
JOHNSON & JOHNSON              COM              478160104     4673    78100 SH       SOLE                    78100        0        0
MANULIFE FINL CORP             COM              56501R106     3763   220370 SH       SOLE                   220370        0        0
MDS INC                        COM              55269P302     6408  1033708 SH       SOLE                  1033708        0        0
MEREDITH CORP                  COM              589433101      154     9000 SH       SOLE                     9000        0        0
MICROSOFT CORP                 COM              594918104     7230   371900 SH       SOLE                   371900        0        0
NCR CORP NEW                   COM              62886E108     1041    73600 SH       SOLE                    73600        0        0
PEABODY ENERGY CORP            COM              704549104     2027    89100 SH       SOLE                    89100        0        0
PFIZER INC                     COM              717081103      595    33580 SH       SOLE                    33580        0        0
ROGERS COMMUNICATIONS INC      CL B             775109200     6349   211351 SH       SOLE                   211351        0        0
ROYAL BK CDA MONTREAL QUE      COM              780087102     1155    38972 SH       SOLE                    38972        0        0
SCHEIN HENRY INC               COM              806407102     5907   161000 SH       SOLE                   161000        0        0
SCHOOL SPECIALTY INC           COM              807863105      191    10000 SH       SOLE                    10000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      446    36000 SH       SOLE                    36000        0        0
SPDR TR                        UNIT SER 1       78462F103      414     4622 SH       SOLE                     4622        0        0
SUN LIFE FINL INC              COM              866796105     4378   187504 SH       SOLE                   187504        0        0
THOMSON REUTERS CORP           COM              884903105      142     4200 SH       SOLE                     4200        0        0
TIME WARNER INC                COM              887317105      840    83500 SH       SOLE                    83500        0        0
TORONTO DOMINION BK ONT        COM NEW          891160509      225     6309 SH       SOLE                     6309        0        0
WALGREEN CO                    COM              931422109     2640   107000 SH       SOLE                   107000        0        0
WENDYS ARBYS GROUP INC         COM              950587105       49    10000 SH       SOLE                    10000        0        0